FINANCIAL INSTRUMENTS (Details 8) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 781,032	$ 864,972
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	251,956	507,519
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	529,076	357,453
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,783,643	1,625,235
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,791	2
Trade And Other Receivables Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	999,820	760,261
Trade And Other Receivables Category [Member] | Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	829,097	647,719
Trade And Other Receivables Category [Member] | Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	27	147
Trade And Other Receivables Category [Member] | Several Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	32,542	18,694
Trade And Other Receivables Category [Member] | Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	46,218	55,325
Trade And Other Receivables Category [Member] | Advance Payments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	86,377	32,102
Trade And Other Receivables Category [Member] | Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 5,559	$ 6,274